Fair Value Measurements (Details) - EBP 004 - Master Trust - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,404.1	$ 1,265.7
Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	190.4	215.6
Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	5.6	5.7
Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	137.5	120.0
Collective investment trusts
EBP, Master Trust [Line Items]
Investments at fair value	1,070.6	924.4
Total
EBP, Master Trust [Line Items]
Investments at fair value	333.5	341.3
Total | Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	190.4	215.6
Total | Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	5.6	5.7
Total | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	137.5	120.0
Quoted Prices in Active Markets (Level 1)
EBP, Master Trust [Line Items]
Investments at fair value	333.5	341.3
Quoted Prices in Active Markets (Level 1) | Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	190.4	215.6
Quoted Prices in Active Markets (Level 1) | Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	5.6	5.7
Quoted Prices in Active Markets (Level 1) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	137.5	120.0
Significant Other Observable Inputs (Level 2)
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Unobservable Inputs (Level 3)
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Unobservable Inputs (Level 3) | Company common stock
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Unobservable Inputs (Level 3) | Money market funds
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
Significant Other Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	0.0	0.0
NAV | Collective investment trusts
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,070.6	$ 924.4